The Central and Eastern Europe Fund, Inc.
(a Maryland corporation)
Bylaws
(Amended and Restated as of May 4, 2018)
ARTICLE I

Offices
    Section 1. Principal Office. The principal office of The Central and Eastern Europe Fund, Inc. (the "Corporation") shall be located at such place or places as the Board of Directors may designate.
    Section 2. Additional Offices. The Corporation may have additional offices at such places as the Board of Directors may from time to time determine or the business of the Corporation may require.
ARTICLE II

Stockholders
    Section 1. Place of Meetings.  All meetings of the stockholders of the
	Corporation shall be held at the principal office of the Corporation or
	at such other place as may from time to time be set by the Board of
	Directors and stated in the notice of meeting.
    Section 2. Annual Meetings.  An annual meeting of the stockholders for
	the election of Directors and transaction of any business within the
	powers of the Corporation shall be held on a date and time and at a
	place set by the Board of Directors each year and stated in the notice
	of the meeting.
    Section 3. Special Meetings. (a) General.  The President, Chief
	Executive Officer or Board of Directors may call a special meeting of the
	stockholders.  Subject to subsection (b) of this Section 3, a special
	meeting of stockholders shall also be called by the Secretary of the
	Corporation upon the written request of the stockholders entitled to
	cast not less than a majority of all the votes entitled to be cast at
	such meeting.
    (b) Stockholder-Requested Special Meetings. (1) Any stockholder of
	record seeking to have stockholders request a special meeting
	shall, by sending written notice to the Secretary (the "Record
	Date Request Notice") by registered mail, return receipt
	requested, request the Board of Directors to fix a record date
	to determine the stockholders entitled to request a special
	meeting (the "Request Record Date").  The Record Date Request
	Notice shall set forth the purpose of the meeting and the matters
	proposed to be acted on at it, shall be signed by one or more
	stockholders of record as of the date of signature (or their duly
	authorized agents), shall bear the date of signature of each such
	stockholder (or other agent) and shall set forth all information
	relating to each such stockholder that must be disclosed in
	solicitations of proxies for election of Directors in an election
	contest (even if an election contest is not involved), or is
	otherwise required, in each case pursuant to Regulation 14A under
	the Securities Exchange Act of 1934, as amended (the "Exchange
	Act"), or pursuant to the Investment Company Act of 1940, as
	amended (the "Investment Company Act"), and the rules promulgated
	thereunder.  Upon receiving the Record Date Request Notice, the
	Board of Directors may fix a Request Record Date.  The Request
	Record Date shall not precede and shall not be more than ten days
	after the close of business on the date on which the resolution
	fixing the Request Record Date is adopted by the Board of
	Directors.  If the Board of Directors, within ten days after the
	date on which a valid Record Date Request Notice is received,
	fails to adopt a resolution fixing the Request Record Date and
	make a public announcement of such Request Record Date, the
	Request Record Date shall be the close of business on the tenth
	day after the first date on which the Record Date Request Notice
	is received by the Secretary.
    (2) In order for any stockholder to request a special meeting to
	act on any matter that may properly be considered at a meeting of
	stockholders, one or more written requests for a special meeting
	signed by stockholders of record (or their duly authorized agents)
	as of the Request Record Date entitled to cast not less than a
	majority (the "Special Meeting Percentage") of all of the votes
	entitled to be cast on such matter at such meeting (the "Special
	Meeting Request") shall be delivered to the Secretary.  In
	addition, the Special Meeting Request shall set forth the purpose
	of the meeting and the matters proposed to be acted on at it
	(which shall be limited to the matters set forth in the Record
	Date Request Notice received by the Secretary), shall bear the
	date of signature of each such stockholder (or other agent)
	signing the Special Meeting Request, shall set forth the name and
	address, as they appear in the Corporation's books, of each
	stockholder signing such request (or on whose behalf the Special
	Meeting Request is signed), the class and number of shares of stock
	of the Corporation which are owned of record and beneficially by
	each such stockholder and the nominee holder for, and number of,
	shares of stock of the Corporation owned beneficially but not of
	record by such stockholder, shall be sent to the Secretary by
	registered mail, return receipt requested, and shall be received by
 	the Secretary within 60 days after the Request Record Date.  Any
	requesting stockholder may revoke his, her or its request for a
	special meeting at any time by written revocation delivered to the
	Secretary.
    (3) The Secretary shall inform the requesting stockholders of the
	reasonably estimated cost of preparing and mailing the notice of
	meeting (including the Corporation's proxy materials).  The
	Secretary shall not be required to call a special meeting upon
	stockholder request and such meeting shall not be held unless, in
	addition to the documents required by paragraph (2) of this
	Section 3(b), the Secretary receives payment of such reasonably
	estimated cost prior to the preparation and mailing or delivery of
	any notice of the meeting.
    (4) Except as provided in the next sentence, any special meeting
	shall be held at such place, date and time as may be designated
	by the President, Chief Executive Officer or Board of Directors,
	whoever has called the meeting.  In the case of any special
	meeting called by the Secretary upon the request of stockholders
	(a "Stockholder-Requested Meeting"), such meeting shall be held
	at such place, date and time as may be designated by the Board of
	Directors; provided, however, that the date of any
	Stockholder-Requested Meeting shall be not more than 90 days after
	the record date for such meeting (the "Meeting Record Date"); and
	provided further that if the Board of Directors fails to
	designate, within ten days after the date that a valid Special
	Meeting Request is actually received by the Secretary (the
	"Delivery Date"), a date and time for a Stockholder-Requested
	Meeting, then such meeting shall be held at 2:00 p.m. local time
	on the 90th day after the Meeting Record Date or, if such 90th day
	is not a Business Day (as defined below), on the first preceding
	Business Day; and provided further that in the event that the
	Board of Directors fails to designate a place for a
	Stockholder-Requested Meeting within ten days after the Delivery
	Date, then such meeting shall be held at the principal executive
	offices of the Corporation.  In fixing a date for any special
	meeting, the President, Chief Executive Officer or Board of
	Directors may consider such factors as he, she or it deems
	relevant within the good faith exercise of business judgment,
	including, without limitation, the nature of the matters to be
 	considered, the facts and circumstances surrounding any request
	for meeting and any plan of the Board of Directors to call an
	annual meeting or a special meeting.  In the case of any
	Stockholder-Requested Meeting, if the Board of Directors fails to
	fix a Meeting Record Date that is a date within 30 days after the
	Delivery Date, then the close of business on the 30th day after
	the Delivery Date shall be the Meeting Record Date.
    (5) If at any time as a result of written revocations of requests
	for the special meeting, stockholders of record (or their duly
	authorized agents) as of the Request Record Date entitled to cast
	less than the Special Meeting Percentage shall have delivered and
	not revoked requests for a special meeting, the Secretary may
	refrain from mailing the notice of the meeting or, if the notice
	of the meeting has been mailed, the Secretary may revoke the
	notice of the meeting at any time before ten days before the
	meeting if the Secretary has first sent to all other requesting
	stockholders written notice of such revocation and of intention
	to revoke the notice of the meeting.  Any request for a special
	meeting received after a revocation by the Secretary of a notice
	of a meeting shall be considered a request for a new special
	meeting.
    (6) The Chairman of the Board of Directors, the President or the
	Board of Directors may appoint regionally or nationally recognized
	independent inspectors of elections to act as the agent of the
	Corporation for the purpose of promptly performing a ministerial
	review of the validity of any purported Special Meeting Request
	received by the Secretary.  For the purpose of permitting the
	inspectors to perform such review, no such purported request shall
	be deemed to have been delivered to the Secretary until the
	earlier of (i) five Business Days after receipt by the Secretary
	of such purported request and (ii) such date as the independent
	inspectors certify to the Corporation that the valid requests
	received by the Secretary represent stockholders of record
	entitled to cast not less than the Special Meeting Percentage.
	Nothing contained in this paragraph (6) shall in any way be
	construed to suggest or imply that the Corporation or any
	stockholder shall not be entitled to contest the validity of
	any request, whether during or after such five Business Day
	period, or to take any other action (including, without
	limitation, the commencement, prosecution or defense of any
	litigation with respect thereto, and the seeking of injunctive
	relief in such litigation).
    (7) For purposes of these Bylaws, "Business Day" shall mean any
	day other than a Saturday, a Sunday or a day on which banking
	institutions in the State of New York are authorized or
	obligated by law or executive order to close.
    Section 4. Notice of Meetings of Stockholders.  Not less than ten
	nor more than 90 days before each meeting of stockholders, the
	Secretary shall give to each stockholder entitled to vote at such
	meeting and to each stockholder not entitled to vote who is
	entitled to notice of the meeting notice in writing or by electronic
	transmission stating the time and place of the meeting and, in the case
	of a special meeting or as otherwise may be required by any statute, the
	purpose for which the meeting is called, either by mail, presenting it
	to the stockholder personally, leaving it at the stockholder's residence
	or usual place of business, by electronic transmission or transmitting
	the notice to the stockholder in any other manner authorized by law.  If
	mailed, notice shall be deemed to be given when deposited in the United
	States mail addressed to the stockholder at the stockholder's post
	office address as it appears upon the books of the Corporation, with
	postage thereon prepaid.  If transmitted electronically, such notice
	shall be deemed to be given when transmitted to the stockholder by an
	electronic transmission to any address or number of the stockholder at
	which the stockholder receives electronic transmissions.  The
	Corporation may give a single notice to all stockholders who share an
	address, which single notice shall be effective as to any stockholder
	at such address, unless a stockholder objects to receiving such single
	notice or revokes a prior consent to receiving such single notice.
	Failure to give notice of any meeting to one or more stockholders, or
	any irregularity in such notice, shall not affect the validity of any
	meeting fixed in accordance with this Article II or the validity of any
	proceedings at any such meeting.  The Corporation may postpone or cancel
	a meeting of stockholders by making a public announcement (as defined
	in Section 13(c)(3) of this Article II) of such postponement or
	cancellation prior to the meeting.  Notice of the date, time and place
	to which the meeting is postponed shall be given not less than ten days
	prior to such date and otherwise in the manner set forth in this section.
    Section 5. Scope of Notice.  Any business of the Corporation may be
	transacted at an annual meeting of stockholders without being
	specifically designated in the notice, except such business as is
	required by any statute to be stated in such notice.  No business shall
	be transacted at a special meeting of stockholders except as
	specifically designated in the notice.
    Section 6. Quorum.  At any meeting of stockholders, the presence in
	person or by proxy of stockholders entitled to cast one-third of all the
	votes entitled to be cast at such meeting shall constitute a quorum; but
	this section shall not affect any requirement under any statute or the
	charter of the Corporation for the vote necessary for the adoption of
	any measure.  If, however, such quorum shall not be present at any
	meeting of the stockholders, the chairman of the meeting, in accordance
	with Section 12 of this Article II of these Bylaws, shall have the power
	to adjourn the meeting from time to time to a date not more than 120
	days after the original record date without notice other than
	announcement at the meeting.  At such adjourned meeting at which a
	quorum shall be present, any business may be transacted which might have
	been transacted at the meeting as originally notified.
    The stockholders present either in person or by proxy, at a meeting
	which has been duly called and at which a quorum has been established,
	may continue to transact business until adjournment, notwithstanding the
	withdrawal from the meeting of enough stockholders to leave stockholders
	with fewer shares than would be required to establish a quorum.
    Section 7. Voting.  A nominee for Director shall be elected as a
	Director only if such nominee receives the affirmative vote of a
	majority of the total number of votes entitled to be cast thereon at a
	meeting of stockholders duly called and at which a quorum is present.
	Each share may be voted for as many individuals as there are Directors
	to be elected and for whose election the share is entitled to be voted.
	A majority of the votes cast at a meeting of stockholders duly called
	and at which a quorum is present shall be sufficient to approve any
	other matter which may properly come before the meeting, unless more
	than a majority of the votes cast is required by statute or by the
	charter of the Corporation.  Unless otherwise provided in the charter,
	each outstanding share, regardless of class, shall be entitled to one
	vote on each matter submitted to a vote at a meeting of stockholders.
    Section 8. Proxies.  A stockholder may cast the votes entitled to be
	cast by the shares of stock of the Corporation owned of record by him,
	her or it either in person or by proxy executed by the stockholder or
	the stockholder's duly authorized agent in any manner authorized by
	law.  Such proxy shall be filed with the Secretary of the Corporation
	before or at the time of the meeting.  No proxy shall be valid after
	eleven months from the date of its execution, unless otherwise provided
	in the proxy.
    Section 9. Voting of Stock by Certain Holders.  Stock of the Corporation
	registered in the name of a corporation, limited liability company,
	partnership, joint venture, trust or other entity, if entitled to be
	voted, may be voted by the President or a Vice President, member,
	manager, general partner or trustee thereof, as the case may be, or a
	proxy appointed by any of the foregoing individuals, unless some other
	person who has been appointed to vote such stock pursuant to a bylaw or
	a resolution of the governing body of such corporation or other entity
	or agreement of the partners of a partnership presents a certified copy
	of such bylaw, resolution or agreement, in which case such person may
	vote such stock.  Any Director or other fiduciary may vote stock
	registered in his or her name as such fiduciary, either in person or by
	proxy.
    Shares of stock of the Corporation directly or indirectly owned by it
	shall not be voted at any meeting and shall not be counted in
	determining the total number of outstanding shares entitled to be voted
	at any given time, unless they are held by it in a fiduciary capacity,
	in which case they may be voted and shall be counted in determining the
	total number of outstanding shares at any given time.
    The Board of Directors may adopt by resolution a procedure by which a
	stockholder may certify in writing to the Corporation that any shares of
	stock registered in the name of the stockholder are held for the
	account of a specified person other than the stockholder.  The
	resolution shall set forth the class of stockholders who may make the
	certification, the purpose for which the certification may be made, the
	form of certification and the information to be contained in it; if the
	certification is with respect to a record date or closing of the stock
	transfer books, the time after the record date or closing of the stock
	transfer books within which the certification must be received by the
	Corporation; and any other provisions with respect to the procedure
	which the Board of Directors considers necessary or desirable.  On
	receipt of such certification, the person specified in the certification
	shall be regarded as, for the purposes set forth in the certification,
	the stockholder of record of the specified stock in place of the
	stockholder who makes the certification.
    Section 10. Inspectors.  The Board of Directors, in advance of any
	meeting, may, but need not, appoint one or more individual inspectors
	or one or more entities that designate individuals as inspectors to act
	at the meeting or any adjournment thereof.  If an inspector is, or
	inspectors are, not appointed, the person presiding at the meeting may,
	but need not, appoint one or more inspectors.  In case any person who
	may be appointed as an inspector fails to appear or act, the vacancy may
	be filled by appointment made by the Board of Directors in advance of
	the meeting or at the meeting by the chairman of the meeting.  The
	inspectors, if any, shall (i) determine the number of shares of stock
	represented at the meeting, in person or by proxy, and the validity and
	effect of proxies, (ii) receive and tabulate all votes, ballots or
	consents, (iii) report such tabulation to the chairman of the meeting,
	(iv) hear and determine all challenges and questions arising in
	connection with the right to vote, and (v) do such acts as are proper to
	fairly conduct the election or vote.  Each such report shall be in
	writing and signed by the inspector or by a majority of them if there is
	more than one inspector acting at such meeting.  If there is more than
	one inspector, the report of a majority shall be the report of the
	inspectors.  The report of the inspector or inspectors on the number of
	shares represented at the meeting and the results of the voting shall be
	prima facie evidence thereof.
    Section 11. Presiding Officer - Stockholders Meetings.  At every meeting
	of stockholders, an individual appointed by the Board of Directors to be
	chairman of the meeting shall conduct the meeting or, in the absence of
	such appointment or appointed individual, the Chairman of the Board, if
	there be one, shall conduct the meeting or, in the case of vacancy in
	office or absence of the Chairman of the Board, one of the following
	Directors or officers present shall conduct the meeting in the order
	stated:  the Vice Chairman of the Board, if there be one, the Chief
	Executive Officer, the President, the Vice Presidents in their order of
	rank and seniority, or a chairman chosen by the stockholders entitled to
	cast a majority of the votes which all stockholders present in person or
	by proxy are entitled to cast, shall act as chairman, and the Secretary,
	or, in his or her absence, an Assistant Secretary, or in the absence of
	both the Secretary and Assistant Secretaries, a person appointed by the
	chairman shall act as secretary.
    Section 12. Conduct of Stockholders Meetings.  The order of business and
	all other matters of procedure at any meeting of stockholders shall be
	determined by the chairman of the meeting.  The chairman of the meeting
	may prescribe such rules, regulations and procedures and take such
	action as, in the discretion of such chairman, are appropriate for the
	proper conduct of the meeting, including, without limitation,
	(a) restricting admission to the time set for the commencement of the
	meeting; (b) limiting attendance at the meeting to stockholders of
	record of the Corporation, their duly authorized proxies or other such
	persons as the chairman of the meeting may determine; (c) limiting
	participation at the meeting on any matter to stockholders of record of
	the Corporation entitled to vote on such matter, their duly authorized
	proxies or other such persons as the chairman of the meeting may
	determine; (d) limiting the time allotted to questions or comments by
	participants; (e) determining when and for how long the polls should
	be opened and when the polls should be closed; (f) maintaining order
	and security at the meeting; (g) concluding the meeting or recessing or
	adjourning the meeting to a later date and time and a place announced at
	the meeting and (h) complying with any state and local laws and
	regulations concerning safety and security.  Unless otherwise
	determined by the chairman of the meeting, meetings of stockholders
	shall not be required to be held in accordance with the rules of
	parliamentary procedure.
    Section 13.
	Advance Notice of Stockholder Nominees for Director and Other
	Stockholder Proposals.  (a) Annual Meetings of Stockholders.  (1)
	Nominations of individuals for election to the Board of Directors and
	the proposal of other business to be considered by the stockholders
	may be made at an annual meeting of stockholders (i) pursuant to the
	Corporation's notice of meeting, (ii) by or at the direction of the
	Board of Directors or (iii) by any stockholder of the Corporation who
	was a stockholder of record as of the record date set by the Board of
	Directors for the purpose of determining stockholders entitled to vote
	at the annual meeting, at the time of giving of notice by the
	stockholder as provided for in this Section 13(a) and at the time of
	the annual meeting, who is entitled to vote at the meeting in the
	election of each individual so nominated or on any such other business
	and who has complied with this Section 13(a).
    (2)	For any nomination or other business to be properly brought before
	an annual meeting by a stockholder pursuant to clause (iii) of
	paragraph (a)(1) of this Section 13, the stockholder must have given
	timely notice thereof in writing to the Secretary of the Corporation
	and, in the case of any such other business, such other business must
	otherwise be a proper matter for action by the stockholders.  To be
	timely, a stockholder's notice shall set forth all information
	required under this Section 13 and shall be delivered to the Secretary
	of the Corporation not earlier than the 150th day nor later than 5:00
	p.m., Eastern Time, on the 120th day prior to the first anniversary of
	the date of the proxy statement (as defined in Section 13(c)(3) of
	this Article II) for the preceding year's annual meeting; provided,
	however, that, in the event that the date of the annual meeting is
	advanced or delayed by more than 30 days from the first anniversary of
	the date of the preceding year's annual meeting, in order for notice
	by the stockholder to be timely, such notice must be so delivered not
	earlier than the 150th day prior to the date of such annual meeting
	and not later than 5:00 p.m., Eastern Time, on the later of the 120th
	day prior to the date of such annual meeting or the tenth day
	following the day on which public announcement of the date of such
	meeting is first made.  The public announcement of a postponement or
	adjournment of an annual meeting shall not commence a new time period
	for the giving of a stockholder's notice as described above.
		(3)	Such stockholder's notice shall set forth:
			(i) as to each individual whom the stockholder proposes to
			nominate for election or reelection as a Director (each, a
			"Proposed Nominee"),
				(A) all information relating to the Proposed Nominee that
				would be required to be disclosed in connection with the
				solicitation of proxies for the election of the Proposed
				Nominee as a Director in an election contest (even if an
				election contest is not involved), or would otherwise be
				required in connection with such solicitation, in each case
				pursuant to Regulation 14A (or any successor provision)
				under the Exchange Act and the rules thereunder; and
				(B) whether such stockholder believes any such Proposed
				Nominee is, or is not, an "interested person" of the
				Corporation, as defined in the Investment Company Act, and
				information regarding such individual that is sufficient, in
				the discretion of the Board of Directors or any committee
				thereof or any authorized officer of the Corporation, to make
				such determination;
			(ii) as to any other business that the stockholder proposes to
			bring before the meeting, a description of such business, the
			stockholder's reasons for proposing such business at the meeting
			and any material interest in such business of such stockholder or
			any Stockholder Associated Person (as defined below), individually
			or in the aggregate, including any anticipated benefit to the
			stockholder or the Stockholder Associated Person therefrom, other
			than an interest arising from the ownership of Company Securities
			where such stockholder, Proposed Nominee or Stockholder Associated
			Person receives no extra or special benefit not shared on a pro
			rata basis by all other holders of the same class; (iii) as to the
			stockholder giving the notice, any Proposed Nominee and any
			Stockholder Associated Person,
				(A) the class and number of all shares of stock or other
				securities of the Corporation or any affiliate thereof
				(collectively, the "Company Securities"), if any, which are
				owned (beneficially or of record) by such stockholder,
				Proposed Nominee or Stockholder Associated Person, the date on
				which each such Company Security was acquired, and any short
				interest (including any opportunity to profit or share in any
				benefit from any decrease in the price of such stock or other
				security) in any Company Securities of any such person;
				(B) the nominee holder for, and number of, any Company
				Securities owned beneficially but not of record by such
				stockholder, Proposed Nominee or Stockholder Associated
				Person;
				(C) whether and the extent to which such stockholder,
				Proposed Nominee or Stockholder Associated Person, directly
				or indirectly (through brokers, nominees or otherwise), is
				subject to or during the last twelve months has engaged in any
				hedging, derivative or other transaction or series of
				transactions or entered into any other agreement, arrangement
				or understanding (including any short interest, any borrowing
				or lending of securities or any proxy or voting agreement),
				the effect or intent of which is to (I) manage risk or
				benefit, for such stockholder, Proposed Nominee or Stockholder
				Associated Person, of changes in the price of Company
				Securities or (II) increase or decrease the voting power of
				such stockholder, Proposed Nominee or Stockholder Associated
				Person in the Corporation or any affiliate thereof
				disproportionately to such person's economic interest in the
				Company Securities; and (D) any substantial interest, direct
				or indirect (including, without limitation, any existing or
				prospective commercial, business or contractual relationship
				with the Corporation), by security holdings or otherwise, of
				such stockholder, Proposed Nominee or Stockholder Associated
				Person, in the Corporation or any affiliate thereof, other
				than an interest arising from the ownership of Company
				Securities where such stockholder, Proposed Nominee or
				Stockholder Associated Person receives no extra or special
				benefit not shared on a pro rata basis by all other holders
				of the same class;
		(iv) as to the stockholder giving the notice, any Stockholder
		Associated Person with an interest or ownership referred to in
		clauses (ii) or (iii) of this paragraph (3) of this Section 13(a)
		and any Proposed Nominee, the name and address of such stockholder,
		as they appear on the Corporation's stock ledger, and the current
		name and business address, if different, of each such Stockholder
		Associated Person and any Proposed Nominee.
    (4)	Such stockholder's notice shall, with respect to any Proposed
	Nominee, be accompanied by a certificate executed by the Proposed
	Nominee (i) certifying that such Proposed Nominee (a) is not, and
	will not become a party to, any agreement, arrangement or
	understanding with any person or entity other than the Corporation in
	connection with service or action as a Director that has not been
	disclosed to the Corporation and (b) will serve as a Director of the
	Corporation if elected; and (ii) attaching a completed Proposed
	Nominee questionnaire (which questionnaire shall be provided by the
	Corporation, upon request, to the stockholder in advance of providing
	the notice and shall, as completed, include all information relating
	to the Proposed Nominee that would be required to be disclosed in
	connection with the solicitation of proxies for the election of the
	Proposed Nominee as a Director in an election contest (even if an
	election contest is not involved), or would otherwise be required in
	connection with such solicitation, in each case pursuant to Regulation
	14A (or any successor provision) under the Exchange Act and the rules
	thereunder, or would be required pursuant to the rules of any national
	securities exchange or over-the-counter market on which the
	Corporation's securities are listed or traded).  Such Proposed Nominee
	questionnaire shall, as completed, also include a statement specifying
	which of clauses (1)-(7) of the definition of "Relevant Experience and
	Country Knowledge" in Article III, Section 3 of the Bylaws the person
	being nominated satisfies, information relating to such person
	sufficient to support a determination that the person satisfies the
	specified clause or clauses of the definition and a representation
	that the person does not have a "Conflict of Interest" as defined in
	Article III, Section 3 of the Bylaws.
    (5)	Notwithstanding anything in this subsection (a) of  this Section
	13 to the contrary, in the event that the number of Directors to be
	elected to the Board of Directors is increased, and there is no public
	announcement of such action at least 130 days prior to the first
	anniversary of the date of the proxy statement (as defined in Section
	13(c)(3) of this Article II) for the preceding year's annual meeting,
	a stockholder's notice required by this Section 13(a) shall also be
	considered timely, but only with respect to nominees for any new
	positions created by such increase, if it shall be delivered to the
	Secretary of the Corporation not later than 5:00 p.m., Eastern Time,
	on the tenth day following the day on which such public announcement
	is first made by the Corporation.
    (6)	For purposes of this Section 13, "Stockholder Associated Person"
	of any stockholder means (i) any person acting in concert with such
	stockholder, (ii) any beneficial owner of shares of stock of the
	Corporation owned of record or beneficially by such stockholder (other
	than a stockholder that is a depositary) and (iii) any person that
	directly, or indirectly through one or more intermediaries, controls,
	or is controlled by, or is under common control with, such stockholder
	or such Stockholder Associated Person.
    (b)	Special Meetings of Stockholders.  Only such business shall be
	conducted at a special meeting of stockholders as shall have been
	brought before the meeting pursuant to the Corporation's notice of
	meeting.  Nominations of individuals for election to the Board of
	Directors may be made at a special meeting of stockholders at which
	Directors are to be elected only (i) by or at the direction of the Board
	of Directors or (ii) provided that the special meeting has been called
	in accordance with Section 3 of this Article II for the purpose of
	electing Directors, by any stockholder of the Corporation who is a
	stockholder of record as of the record date set by the Board of
	Directors for the purpose of determining stockholders entitled to vote
	at the special meeting, at the time of giving of notice provided for in
	this Section 13 and at the time of the special meeting, who is entitled
	to vote at the meeting in the election of each individual so nominated
	and who has complied with the notice procedures set forth in this
	Section 13.  In the event the Corporation calls a special meeting of
	stockholders for the purpose of electing one or more individuals to the
	Board of Directors, any such stockholder may nominate an individual or
	individuals (as the case may be) for election as a Director as specified
	in the Corporation's notice of meeting, if the stockholder's notice,
	containing the information required by paragraphs (a)(3) and (4) of this
	Section 13 shall be delivered to the Secretary of the Corporation not
	earlier than the 120th day prior to such special meeting and not later
	than 5:00 p.m., Eastern Time, on the later of the 90th day prior to such
	special meeting or the tenth day following the day on which public
	announcement is first made of the date of the special meeting and of the
	nominees proposed by the Board of Directors to be elected at such
	meeting.  The public announcement of a postponement or adjournment of a
	special meeting shall not commence a new time period for the giving of
	a stockholder's notice as described above.
    (c)	General.	(1)  If information submitted pursuant to this Section
	13 by any stockholder proposing a nominee for election as a Director or
	any proposal for other business at a meeting of stockholders shall be
	inaccurate in any material respect, such information may be deemed not
	to have been provided in accordance with this Section 13.  Any such
	stockholder shall notify the Corporation of any material inaccuracy or
	change (within two Business Days of becoming aware of such inaccuracy or
	change) in any such information.  Upon written request by the Secretary
	of the Corporation or the Board of Directors, any such stockholder
	shall provide, within five Business Days of delivery of such request
	(or such other period as may be specified in such request), (A) written
	verification, satisfactory, in the discretion of the Board of Directors
	or any authorized officer of the Corporation, to demonstrate the
	accuracy of any information submitted by the stockholder pursuant to
	this Section 13, and (B) a written update of any information (including,
	if requested by the Corporation, written confirmation by such
	stockholder that it continues to intend to bring such nomination or
	other business proposal before the meeting) submitted by the stockholder
	pursuant to this Section 13 as of an earlier date.  If a stockholder
	fails to provide such written verification or written update within such
	period, the information as to which written verification or a written
	update was requested may be deemed not to have been provided in
	accordance with this Section 13.
    (2)	Only such individuals whose nomination is made in accordance with
	this Section 13 shall be eligible for nomination and election by
	stockholders as Directors, and only such business shall be conducted
	at a meeting of stockholders as shall have been brought before the
	meeting in accordance with this Section 13.  The chairman of the
	meeting shall have the power to determine whether a nomination or any
	other business proposed to be brought before the meeting was made or
	proposed, as the case may be, in accordance with this Section 13.
   	(3)	For purposes of this Section 13, "the date of the proxy statement"
	shall have the same meaning as "the date of the company's proxy
	statement released to shareholders" as used in Rule 14a-8(e)
	promulgated under the Exchange Act, as interpreted by the Securities
	and Exchange Commission or the Staff thereof from time to time.
	"Public announcement" shall mean disclosure (i) in a press release
	reported by the Dow Jones News Service, Associated Press, Business
	Wire, PR Newswire or other widely circulated news or wire service or
	(ii) in a document publicly filed by the Corporation with the
	Securities and Exchange Commission and the staff thereof pursuant to
	the Exchange Act or the Investment Company Act.
    (4)	Notwithstanding the foregoing provisions of this Section 13, a
	stockholder shall also comply with all applicable requirements of
	state law and of the Exchange Act and the Investment Company Act and
	the rules and regulations thereunder with respect to the matters set
	forth in this Section 13.  Nothing in this Section 13 shall be
	deemed to affect any right of a stockholder to request inclusion of a
	proposal in, or the right of the Corporation to omit a proposal from,
	the Corporation's proxy statement pursuant to Rule 14a-8 (or any
	successor provision) under the Exchange Act.  Nothing in this Section
	13 shall require disclosure of revocable proxies received by the
	stockholder or Stockholder Associated Person pursuant to a
	solicitation of proxies after the filing of an effective Schedule
	14A by such stockholder or Stockholder Associated Person under
	Section 14(a) of the Exchange Act.
    Section 14. Voting by Ballot.  Voting on any question or in any
	election may be viva voce unless the chairman of the meeting shall
	order or any stockholder shall demand that voting be by ballot.
ARTICLE III

Board of Directors
    Section 1. General Powers.  The business and affairs of the Corporation
	shall be managed under the direction of its Board of Directors.
    Section 2. Number and Tenure.  The number of Directors shall be not less
	than the minimum number required by the Maryland General Corporation Law
	(the "MGCL").  Subject to the minimum number of Directors described in
	the immediately preceding sentence, the number of Directors of the
	Corporation shall be fixed only by a vote of the Board of Directors.
    Section 3. Qualifications.  Directors need not be stockholders. Each
	Director shall hold office until the earlier of: (a) the expiration of
	his term and his or her successor shall have been elected and qualifies,
	(b) his or her death, (c) his or her resignation, or (d) his or her
	removal. To be eligible for nomination as a Director a person must, at
	the time of such person's nomination, (a) have Relevant Experience and
	Country Knowledge (as defined below), (b) not have any Conflict of
	Interest (as defined below) and (c) not be over 75 years of age, unless
	the Nominating and Governance Committee of the Board of Directors
	determines to except such person from that clause based on its
	determination that such person's continued service on the Board of
	Directors would be in the best interests of the Corporation, giving
	consideration to, among other things, the person's leadership role(s) on
	the Board. Whether a proposed nominee satisfies the foregoing
	qualifications shall be determined by the Nominating and Governance
	Committee or, in the absence of such a Committee, by the Board of
	Directors, each in its sole discretion.
    For purposes of the following definitions of Relevant Experience and
	Country Knowledge and Conflict of Interest, the term "Specified Country"
	means any one or more of the following countries: Czech Republic,
	Hungary, Germany, Poland or Russia.
    "Relevant Experience and Country Knowledge" means experience in
	business, investment, economic or political matters of a Specified
	Country or the United States, through service for five of the past 25
	years (except where a shorter period is noted) in one or more of the
	following occupations:
		(1)	senior executive officer or partner of a financial or industrial
		business headquartered in a Specified Country and that has annual
		revenues of at least the equivalent of US $500 million,
		(2)	senior executive officer or partner of a financial or industrial
		business headquartered in the United States that has annual revenues
		of at least the equivalent of US $500 million and whose management
		responsibilities include supervision of business operations in a
		Specified Country or other European country,
		(3)	director (or the equivalent) for one of the past 10 years of one
		or more investment businesses or vehicles (including this Corporation)
		a principal focus of which is investment in one or more Specified
		Countries and that have at least the equivalent of US $25 million in
		combined total assets of their own,
		(4)	senior executive officer, partner or member of the board of
		directors (or equivalent, such as  member of a supervisory board) of
		an investment management business having at least the equivalent of
		US $500 million in securities of companies in one or more Specified
		Countries or securities principally traded in one or more Specified
		Countries under discretionary management for others,
		(5)	senior executive officer or partner of a business consulting,
		accounting or law firm having at least 100 professionals and whose
		principal responsibility involves or involved providing services
		involving matters relating to a Specified Country or other European
		country for financial or industrial businesses, investment businesses
		or vehicles or investment management businesses as described in
		(1) - (4) above,
		(6)	senior official (including ambassador or minister) (i) in the
		national government, a government agency or the central bank of a
		Specified Country or the United States, (ii) in a major supranational
		agency or organization of which a Specified Country or the United
		States is a member, or (iii) in a leading international trade
		organization relating to a Specified Country or the United States,
		in each case in the area of finance, economics, trade or foreign
		relations, or
		(7)	current director or senior officer (without regard to years of
		service) of an investment manager or adviser of the Corporation, or
		of any entity controlling or under common control with an investment
		manager or adviser of the Corporation.
	For purposes of clauses (1)-(5) of the preceding sentence and clauses
	(1)-(2) of the next paragraph, the term "financial or industrial business"
	includes a financial or industrial business unit within a larger
	enterprise; the term "investment businesses or vehicles" includes an
	investment business unit or investment vehicle within a larger enterprise;
	the term "investment management business" includes an investment
	management business unit within a larger enterprise; and the term
	"investment vehicle" includes an investment vehicle within a larger
	enterprise; but in each case only to the extent the unit satisfies the
	revenue, asset and other requirements specified for the business or
	vehicle in clauses (1)-(5) of the preceding sentence or clauses (1)-(2) of
	the next paragraph.
    "Conflict of Interest" means the presence of a conflict with the
	interests of the Corporation or its operations through any of the
	following:
		(1)	current position (a) as a director, officer, partner or employee
		of another investment vehicle a significant (i.e., 25% or more of
		total assets) focus of which is securities of companies in one or more
		Specified Countries or securities principally traded in markets of one
		or more Specified Countries and that does not have the same investment
		adviser as the Corporation or an investment adviser affiliated with an
		investment adviser of the Corporation, and (b) having direct and
		regular responsibilities relating to that investment vehicle,
		(2)	current position as (a) a director, officer, partner or employee
		of the sponsor (or equivalent) of an investment vehicle described in
		the previous point and (b) having direct and regular responsibilities
		relating to that investment vehicle, or
		(3)	current position as an official of a governmental agency or
		self-regulatory body having responsibility for regulating the
		Corporation or the markets in which it proposes to invest.
    Section 4. Vacancies.  Subject to the provisions of the Investment
	Company Act, each vacancy on the Board of Directors of the Corporation
	may be filled only by the affirmative vote of a majority of the
	remaining Directors in office, even if the remaining Directors do not
	constitute a quorum.  Any Director elected to fill a vacancy shall hold
	office for the remainder of the full term of the class of Directors in
	which the vacancy occurred and until a successor is elected and
	qualifies.
    Section 5. Place of Meeting.  The Directors may hold their meetings,
	have one or more offices, and keep the books of the Corporation at any
	office or offices of the Corporation or at any other place as they may
	from time to time by resolution determine, or in the case of meetings,
	as they may from time to time by resolution determine or as shall be
	specified or fixed in the respective notices or waivers of notice
	thereof.
    Section 6. Annual and Regular Meetings.  The annual meeting of the Board
	of Directors shall be held as soon as practicable after the annual
	meeting of the stockholders.  The Board of Directors may provide, by
	resolution, the time and place, either within or without the State of
	Maryland, for the holding of regular meetings of the Board of Directors
	without other notice than such resolution.
    Section 7. Special Meetings.  Special meetings of the Board of Directors
	may be called by the Chairman of the Board, the Chief Executive Officer,
	the President, the Secretary or two or more Directors who are then
	appointed to the Executive Committee.  The person or persons authorized
	to call special meetings of the Board of Directors may fix any place as
	the place for holding any special meeting of the Board of Directors
	called by them.
    Section 8. Notice.  Notice of any special meeting of the Board of
	Directors shall be delivered personally or by telephone, facsimile
	transmission, United States mail or courier to each Director at his
	business or residence address and may also be provided by electronic
	mail.  Notice by personal delivery, by telephone, electronic mail or a
	facsimile transmission shall be given at least two days prior to the
	meeting.  Notice by mail shall be given at least five days prior to the
	meeting and shall be deemed to be given when deposited in the United
	States mail properly addressed, with postage thereon prepaid.  Telephone
	notice shall be deemed to be given when the Director is personally given
	such notice in a telephone call to which he or she is a party.
	Electronic mail notice shall be deemed to be given upon transmission of
	the message to the electronic mail address given to the Corporation by
	the Director.  Facsimile transmission notice shall be deemed to be given
	upon completion of the transmission of the message to the number given
	to the Corporation by the Director and receipt of a completed
	answer-back indicating receipt.  Neither the business to be transacted
	at, nor the purpose of, any annual, regular or special meeting of the
	Board of Directors need be stated in the notice, unless specifically
	required by statute or these Bylaws.
    Section 9. Quorum and Voting.  A majority of the Board of Directors then
	in office shall constitute a quorum for the transaction of business,
	provided that, if less than a majority of such Directors are present at
	said meeting, a majority of the Directors present may adjourn the
	meeting from time to time without further notice, and provided further
	that if, pursuant to the charter of the Corporation or these Bylaws, the
	vote of a majority of a particular group of Directors is required for
	action, a quorum must also include a majority of such group.  The action
	of the majority of the Directors present at any meeting at which a
	quorum is present shall be the action of the Board of Directors, unless
	the concurrence of a greater proportion is required for such action by
	applicable statute.
    Section 10. Telephone Meetings.  Directors may participate in a meeting
	by means of a conference telephone or similar communications equipment
	if all persons participating in the meeting can hear each other at the
	same time; provided that no such meeting by conference telephone or
	similar communications equipment may be held for the purpose of voting
	to approve or continue any investment advisory contract pursuant to
	Section 15 of the Investment Company Act.  Participation in a meeting by
	these means constitutes presence in person at the meeting.
    Section 11. Informal Action by the Board of Directors.  Any action
	required or permitted to be taken at any meeting of the Board of
	Directors may be taken without a meeting, if a consent to such action is
	given in writing or by electronic transmission by each Director and such
	consent is subsequently filed with the minutes of the proceedings of the
	Board or such committee; provided that no such action by consent may be
	taken to approve or continue an investment advisory contract pursuant to
	Section 15 of the Investment Company Act.
    Section 12. Compensation of Directors.  Directors shall be entitled to
	receive such compensation from the Corporation for their services as may
	from time to time be voted by the Board of Directors.
    Section 13. Reliance.  Each Director and officer of the Corporation
	shall, in the performance of his or her duties with respect to the
	Corporation, be entitled to rely on any information, opinion, report or
	statement, including any financial statement or other financial data,
	prepared or presented by an officer or employee of the Corporation whom
	the Director or officer reasonably believes to be reliable and competent
	in the matters presented, by a lawyer, certified public accountant or
	other person, as to a matter which the Director or officer reasonably
	believes to be within the person's professional or expert competence,
	or, with respect to a Director, by a committee of the Board of Directors
	on which the Director does not serve, as to a matter within its
	designated authority, if the Director reasonably believes the committee
	to merit confidence.
    Section 14. Emergency Provisions.  Notwithstanding any other provision
	in the Charter or these Bylaws, this Section 15 shall apply during the
	existence of any catastrophe, or other similar emergency condition
	affecting the Company, as a result of which a quorum of the Board of
	Directors under Article III of these Bylaws cannot readily be obtained
	(an "Emergency").  During any Emergency, unless otherwise provided by
	the Board of Directors, (i) a meeting of the Board of Directors or a
	committee thereof may be called by any Director or officer by any
	means feasible under the circumstances; (ii) notice of any meeting of
	the Board of Directors during such an Emergency may be given less than
	24 hours prior to the meeting to as many Directors and by such means as
	may be feasible at the time, including publication, television or radio;
	and (iii) the number of Directors necessary to constitute a quorum shall
	be one-third of the entire Board of Directors.
ARTICLE IV

Committees
    Section 1. Number, Tenure and Qualifications. The Board of Directors may appoint from among its members an Audit Committee and other committees, composed of one or more Directors, to serve at the pleasure of the Board of Directors. The Board of Directors may appoint from among its members an Executive Committee composed of two or more Directors, to serve at the pleasure of the Board of Directors.
    Section 2. Powers. The Board of Directors may delegate to committees appointed under Section 1 of this Article any of the powers of the Board of Directors, except as prohibited by law.
    Section 3. Meetings. Notice of committee meetings shall be given in the same manner as notice for special meetings of the Board of Directors. A majority of the members of the committee shall constitute a quorum for the transaction of business at any meeting of the committee. The act of a majority of the committee members present at a meeting shall be the act of such committee. The Board of Directors may designate a chairman of any committee, and such chairman or any two members of any committee (if there are at least two members of the committee) may fix the time and place of its meeting unless the Board shall otherwise provide. In the absence of any member of any such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint another Director to act in the place of such absent member. Each committee shall keep minutes of its proceedings.
    Section 4. Telephone Meetings. Members of a committee of the Board of Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time; provided that no such meeting by conference telephone or similar communications equipment may be held for the purpose of voting to approve or continue any investment advisory contract pursuant to Section 15 of the Investment Company Act. Participation in a meeting by these means constitutes presence in person at the meeting.
    Section 5. Informal Action by Committees. Any action required or permitted to be taken at any meeting of a committee of the Board of Directors may be taken without a meeting, if a consent to such action is given in writing or by electronic transmission by each member of the committee and such consent is subsequently filed with the minutes of proceedings of such committee; provided that no such action by written consent may be taken to approve or continue an investment advisory contract pursuant to Section 15 of the Investment Company Act.
    Section 6. Vacancies. Subject to the provisions hereof, the Board of Directors shall have the power at any time to change the membership of any committee, to fill all vacancies, to designate alternate members to replace any absent or disqualified member or to dissolve any such committee.
ARTICLE V

Officers
    Section 1. General Provisions. The officers of the Corporation shall include a Chief Executive Officer, a President, a Secretary and a Treasurer and may include a Chairman of the Board, a Vice Chairman of the Board, one or more Vice Presidents, a Chief Operating Officer, a Chief Financial Officer, one or more Assistant Secretaries and one or more Assistant Treasurers. In addition, the Board of Directors may from time to time appoint such other officers with such powers and duties as they shall deem necessary or desirable. The officers of the Corporation shall be elected annually by the Board of Directors at the first meeting of the Board of Directors held after each annual meeting of stockholders, except that the Chief Executive Officer may appoint one or more Vice Presidents, Assistant Secretaries and Assistant Treasurers.
	If the election of officers shall not be held at such meeting, such election shall be held as soon thereafter as may be convenient. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal in the manner hereinafter provided. Any two or more offices except President and Vice President may be held by the same person. In its discretion, the Board of Directors may leave unfilled any office except that of President, Treasurer and Secretary. Election of an officer or agent shall not of itself create contract rights between the Corporation and such officer or agent.
    Section 2. Removal and Resignation. Any officer or agent of the Corporation may be removed by the Board of Directors if in its judgment the best interests of the Corporation would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer of the Corporation may resign at any time by giving written notice of his or her resignation to the Board of Directors, the Chairman of the Board, the President or the Secretary. Any resignation shall take effect at any time subsequent to the time specified therein or, if the time when it shall become effective is not specified therein, immediately upon its receipt. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. Such resignation shall be without prejudice to the contract rights, if any, of the Corporation.
    Section 3. Vacancies. A vacancy in any office may be filled by the Board of Directors for the balance of the term.
    Section 4. Chairman of the Board. The Board of Directors shall designate from among its members a Chairman of the Board. The Chairman of the Board shall preside over the meetings of the Board of Directors and of the stockholders at which he or she shall be present. The Chairman of the Board shall perform such other duties as may be assigned to him or her by the Board of Directors.
    Section 5. Chief Executive Officer. The Board of Directors may designate a Chief Executive Officer. In the absence of such designation, the Chairman of the Board shall be the Chief Executive Officer of the Corporation. The Chief Executive Officer shall have general responsibility for implementation of the policies of the Corporation, as determined by the Board of Directors, and for the management of the business and affairs of the Corporation. He or she may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board of Directors or by these Bylaws to some other officer or agent of the Corporation or shall be required by law to be otherwise executed.
    Section 6. President. The President shall have the responsibilities and duties as set forth by the Board of Directors or, in the event that the offices of Chief Executive Officer and President are not held by the same person, the Chief Executive Officer.
    Section 7. Chief Operating Officer. The Board of Directors may designate a Chief Operating Officer. The Chief Operating Officer shall have the responsibilities and duties as set forth by the Board of Directors or the Chief Executive Officer.
    Section 8. Chief Financial Officer. The Board of Directors may designate a Chief Financial Officer. The Chief Financial Officer shall have the responsibilities and duties as set forth by the Board of Directors or the Chief Executive Officer.
    Section 9. Vice Presidents.  In the absence of the Chief Executive
	Officer and the President or in the event of a vacancy in such office, the Vice President (or in the event there be more than one Vice President, the Vice Presidents in the order designated at the time of their election or, in the absence of any designation, then in the order of their election) shall perform the duties of the Chief Executive Officer and the President and when so acting shall have all the powers of and be subject to all the restrictions upon the Chief Executive Officer and the President; and shall perform such other duties as from time to time may be assigned to him by the President or by the Board of Directors. The Board of Directors or the Chief Executive Officer may designate one or more Vice Presidents as executive Vice President or as Vice President for particular areas of responsibility.
    Section 10. Secretary. The Secretary shall (a) keep the minutes of the proceedings of the stockholders, the Board of Directors and committees of the Board of Directors in one or more books provided for that purpose; (b) see that all notices are duly given in accordance with the provisions of these Bylaws or as required by law; (c) be custodian of the corporate records and of the seal of the Corporation; (d) keep a register of the post office address of each stockholder which shall be furnished to the Secretary by such stockholder; (e) have general charge of the share transfer books of the Corporation; and (f) in general perform such other duties as from time to time may be assigned to him by the Chief Executive Officer, the President or by the Board of Directors.
    Section 11. Treasurer. The Treasurer shall have the custody of the funds and securities of the Corporation and shall keep full and accurate accounts of receipts and disbursements in books belonging to the Corporation and shall deposit all moneys and other valuable effects in the name and to the credit of the Corporation in such depositories as may be designated by the Board of Directors.
    The Treasurer shall disburse the funds of the Corporation as may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the President and Board of Directors, at the regular meetings of the Board of Directors or whenever it may so require, an account of all his or her transactions as Treasurer and of the financial condition of the Corporation.
    If required by the Board of Directors, the Treasurer shall give the Corporation a bond in such sum and with such surety or sureties as shall be satisfactory to the Board of Directors for the faithful performance of the duties of his or her office and for the restoration to the Corporation, in case of his or her death, resignation, retirement or removal from office, of all books, papers, vouchers, moneys and other property of whatever kind in his or her possession or under his or her control belonging to the Corporation.
    Section 12. Assistant Secretaries and Assistant Treasurers.  The
	Assistant Secretaries and Assistant Treasurers, in general, shall perform such duties as shall be assigned to them by the Secretary or Treasurer, respectively, or by the Chief Executive Officer or the Board of Directors. The Assistant Treasurers shall, if required by the Board of Directors, give bonds for the faithful performance of their duties in such sums and with such surety or sureties as shall be satisfactory to the Board of Directors.
    Section 13. Salaries. The salaries and other compensation of the officers shall be fixed from time to time by the Board of Directors and no officer shall be prevented from receiving such salary or other compensation by reason of the fact that he or she is also a Director.
ARTICLE VI

Contracts, Loans, Checks and Deposits
    Section 1. Contracts. The Board of Directors may authorize any officer or agent to enter into any contract or to execute and deliver any instrument in the name of and on behalf of the Corporation and such authority may be general or confined to specific instances. Any agreement, deed, mortgage, lease or other document executed by one or more of the Directors or by an authorized person shall be valid and binding upon the Board of Directors and upon the Corporation when authorized or ratified by action of the Board of Directors.
    Section 2. Checks and Drafts. All checks, drafts or other orders for the payment of money, notes or other evidences of indebtedness issued in the name of the Corporation shall be signed by such officer or agent of the Corporation in such manner as shall from time to time be determined by the Board of Directors.
    Section 3. Deposits. All funds of the Corporation not otherwise employed shall be deposited from time to time to the credit of the Corporation in such banks, trust companies or other depositories as the Board of Directors may designate.
ARTICLE VII

Stock
    Section 1. Certificates; Required Information. The Board of Directors may authorize the Corporation to issue some or all of the shares of any class of its stock without certificates. In the event that the Corporation issues shares of stock represented by certificates, such certificates shall be in such form as prescribed by the Board of Directors or a duly authorized officer, shall contain the statements and information required by the MGCL and shall be signed by the officers of the Corporation in the manner permitted by the MGCL. In the event that the Corporation issues shares of stock without certificates, to the extent then required by the MGCL, the Corporation shall provide to record holders of such shares a written statement of the information required by the MGCL to be included on stock certificates. There shall be no differences in the rights and obligations of stockholders based on whether or not their shares are represented by certificates. If shares of a class of stock are authorized by the Board of Directors to be issued without certificates, no stockholder shall be entitled to a certificate or certificates representing any shares of such class of stock held by such stockholder unless otherwise determined by the Board of Directors and then only upon written request by such stockholder to the Secretary of the Corporation.
    Section 2. Transfers. All transfers of shares of stock shall be made on the books of the Corporation, by the holder of the shares, in person or by his, her or its attorney, in such manner as the Board of Directors or any officer of the Corporation may prescribe and, if such shares are certificated, upon surrender of certificates duly endorsed. The issuance of a new certificate upon the transfer of certificated shares is subject to the determination of the Board of Directors that such shares shall no longer be represented by certificates. Upon the transfer of any uncertificated shares, to the extent then required by the MGCL, the Corporation shall provide to the record holders of such shares a written statement of the information required by the MGCL to be included on stock certificates.
	The Corporation shall be entitled to treat the holder of record of any share of stock as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by the laws of the State of Maryland. Notwithstanding the foregoing, transfers of shares of any class of stock will be subject in all respects to the Charter and all of the terms and conditions contained therein.
    Section 3. Replacement Certificate. Any officer of the Corporation may direct a new certificate or certificates to be issued in place of any certificate or certificates theretofore issued by the Corporation alleged to have been lost, destroyed, stolen or mutilated, upon the making of an affidavit of that fact by the person claiming the certificate to be lost, destroyed, stolen or mutilated; provided, however, if such shares have ceased to be certificated, no new certificate shall be issued unless requested in writing by such stockholder and the Board of Directors has determined that such certificates may be issued. Unless otherwise determined by an officer of the Corporation, the owner of such lost, destroyed, stolen or mutilated certificate or certificates, or his or her legal representative, shall be required, as a condition precedent to the issuance of a new certificate or certificates, to give the Corporation a bond in such sums as it may direct as indemnity against any claim that may be made against the Corporation.
    Section 4. Fixing of Record Date. Subject to Article II, Section 3(b) of these Bylaws, in advance, a record date may be set, for the purpose of determining stockholders entitled to notice of or to vote at any meeting of stockholders, by the Chief Executive Officer, the President or the Board of Directors, whoever shall have called the meeting. The Board of Directors may set, in advance, the record date for determining stockholders entitled to receive payment of any dividend or the allotment of any other rights, or in order to make a determination of stockholders for any other proper purpose. Such date, in any case, shall not be prior to the close of business on the day the record date is fixed and shall be not more than 90 days and, in the case of a meeting of stockholders, not less than ten days, before the date on which the meeting or particular action requiring such determination of stockholders of record is to be held or taken. When a record date for the determination of stockholders entitled to notice of and to vote at any meeting of stockholders has been set as provided in this section, such record date shall continue to apply to the meeting if adjourned or postponed, except if the meeting is adjourned or postponed to a date more than 120 days after the record date originally fixed for the meeting, in which case a new record date for such meeting may be determined as set forth herein.
    Section 5. Stock Ledger. The Corporation shall maintain at its principal office or at the office of its transfer agent, an original or duplicate stock ledger containing the name and address of each stockholder and the number of shares of each class held by such stockholder.
    Section 6. Fractional Stock. The Board of Directors may authorize the Corporation to issue fractional stock on such terms and under such conditions as it may determine.
ARTICLE VIII

Corporate Seal
    Section 1. In General. The Board of Directors may provide for a suitable corporate seal, in such form and bearing such inscriptions as it may determine.
    Section 2. Affixing Seal. Whenever the Corporation is permitted or required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word "(SEAL)" adjacent to the signature of the person authorized to execute the document on behalf of the Corporation.
ARTICLE IX

Fiscal Year
    The Board of Directors shall have the power, from time to time, to fix
	the fiscal year of the Corporation by a duly adopted resolution.
ARTICLE X

Distributions
    Section 1. Authorization. Dividends and other distributions upon the stock of the Corporation may be authorized by the Board of Directors, subject to the provisions of law and the charter of the Corporation. Dividends and other distributions may be paid in cash, property or stock of the Corporation, subject to the provisions of law and the charter.
    Section 2. Contingencies. Before payment of any dividends or other distributions, there may be set aside out of any assets of the Corporation available for dividends or other distributions such sum or sums as the Board of Directors may from time to time, in its absolute discretion, think proper as a reserve fund for contingencies, for equalizing dividends or other distributions, for repairing or maintaining any property of the Corporation or for such other purpose as the Board of Directors shall determine to be in the best interest of the Corporation, and the Board of Directors may modify or abolish any such reserve in the manner in which it was created.
ARTICLE XI

Waiver of Notice
    Whenever any notice of a meeting is required to be given pursuant to the charter of the Corporation or these Bylaws or pursuant to applicable law, a waiver thereof in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice, unless specifically required by statute. The attendance of any person at any meeting shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting is not lawfully called or convened.
ARTICLE XII

Indemnification
    The Corporation shall indemnify to the fullest extent permitted by law
	(including the Investment Company Act) as currently in effect or as the same may hereafter be amended, any person made or threatened to be made a party to, or witness in, any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a Director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a Director or officer. To the fullest extent permitted by law (including the Investment Company Act) as currently in effect or as the same may hereafter be amended, expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this Article XII shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a Director or officer as provided above. No amendment of this Article XII shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of this Article XII, the term
	"Corporation" shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term
	"other enterprise" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a Director or officer of the Corporation which imposes duties on, or involves services by, such Director or officer with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.
ARTICLE XIII

Custodian
    Section 1. In General. The Corporation shall have as custodian or custodians (including any sub-custodian) one or more trust companies or banks of good standing which shall conform to the requirements of
	Section 17(f) of the Investment Company Act and the rules promulgated thereunder. To the extent required by the Investment Company Act and the rules promulgated thereunder, the funds and securities held by the Corporation shall be kept in the custody of one or more such custodians (and any sub-custodian), provided such custodian or custodians (and any sub-custodian) can be found ready and willing to act.
    Section 2. Resignation, Change or Inability to Serve. The Corporation shall upon the resignation, change or inability to serve of its custodian (and any sub-custodian):
        (i) in case of such resignation or inability to serve, use its best efforts to obtain a successor custodian;
        (ii) require that the cash and securities owned by the Corporation be delivered directly to the successor custodian; and
        (iii) in the event that no successor custodian can be found, submit to the stockholders before permitting delivery of the cash and securities owned by the Corporation otherwise than to a successor custodian, the question whether or not this Corporation shall be liquidated or shall function without a custodian.
ARTICLE XIV
Exclusive Forum for Certain Litigation
	Unless the Corporation consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Corporation, (b) any action asserting a claim of breach of any duty owed by any Director or officer or other employee of the Corporation to the Corporation or to the stockholders of the Corporation,
	(c) any action asserting a claim against the Corporation or any Director or officer or other employee of the Corporation arising pursuant to any provision of the MGCL or the charter or Bylaws of the Corporation, or (d) any action asserting a claim against the Corporation or any Director or officer or other employee of the Corporation that is governed by the internal affairs doctrine.
ARTICLE XV

Amendment of Bylaws
    The Bylaws of the Corporation may be altered, amended, added to or repealed by a majority vote of the entire Board of Directors; the power to alter, amend, add to or repeal the Bylaws is vested exclusively in the Board of Directors.